Consolidated statements of operations and comprehensive loss (Details 2)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement [Line Items]
Employee benefits		$ 12,442,493	€ 8,361,239	€ 13,765,885
Other Expenses
Statement [Line Items]
Employee benefits	€ 519,425		421,887	396,613
Equity-Settled Share-Based Payment Expenses
Statement [Line Items]
Employee benefits	4,332,205		1,116,791	6,832,210
Wages and Salaries
Statement [Line Items]
Employee benefits	6,919,166		6,270,757	5,974,807
Social Security Contributions
Statement [Line Items]
Employee benefits	€ 671,697		€ 551,804	€ 562,255